Warrants (Tables)	6 Months Ended
Jun. 30, 2023
Warrants
Summary of Changes in Warrants

A continuity of the Company’s outstanding share purchase warrants for the six months ended June 30, 2023 and the year ended December 31, 2022 is presented below:

	Number of warrants	Weighted average exercise price
Outstanding, December 31, 2021	7,844,329	$0.10
Issued	105,055,189	0.34
Exercised	(10,926,828)	0.13
Expired	(35,001)	0.07
Outstanding, December 31, 2022	101,937,689	$0.34
Issued	26,530,000	0.38
Exercised	(25,000)	0.09
Expired	(50,000)	0.32
Outstanding, June 30, 2023	128,392,689	$0.36

Schedule of Purchase Warrants Outstanding

At June 30, 2023, the Company had the following outstanding share purchase warrants:

Outstanding	Exercise Price	Expiry Date
21,705,438	0.45 CAD	March 15, 2024
3,383,939	0.45 CAD	March 16, 2024
2,954,545	0.45 CAD	March 17, 2024
10,614,123	0.45 CAD	March 18, 2024
21,431,754	0.45 CAD	March 24, 2024
2,653,000	0.45 CAD	March 28, 2024
25,005,000	0.50 CAD	April 20, 2025
1,500,000	0.50 CAD	June 29, 2025
37,643,450	0.50 CAD	June 29, 2025
1,501,440	0.31 CAD	June 29, 2025
128,392,689

Schedule of Warrant Derivative Liability

The following is a continuity of the Company’s derivative warrant liability:

Total
Balance, December 31, 2021	$472,899
Effect of change in functional currency	(309,006)
Exercise of warrants	(822,950)
Change in fair value of derivative	686,504
Foreign currency translation	(22,620)
Balance, December 31, 2022	$4,827
Change in fair value of derivative	(4,827)
Balance, June 30, 2023	$-